NET LOSS PER SHARE - DIAMOND S SHIPPING INC. AND SUBSIDIARIES	9 Months Ended
Sep. 30, 2019
Diamond S Shipping
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
NET LOSS PER SHARE

4.           NET LOSS PER SHARE

The computation of basic net loss per share is based on the weighted-average number of common shares outstanding during the reporting period. The computation of diluted net loss per share assumes the vesting of nonvested stock awards (refer to Note 16 — Stock-Based Compensation), for which the assumed proceeds upon vesting are deemed to be the amount of compensation cost attributable to future services and are not yet recognized using the treasury stock method, to the extent dilutive. For the three and nine months ended September 30, 2019, 23,439 and 9,128 shares, respectively, of restricted stock and restricted stock units were excluded from the computation of diluted net loss per share because all were anti-dilutive (refer to Note 16— Stock-Based Compensation).

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018
Common shares outstanding, basic:
Weighted-average common shares outstanding, basic	39,890,698	27,165,696	35,835,477	27,165,696
Common shares outstanding, diluted:
Weighted-average common shares outstanding, basic	39,890,698	27,165,696	35,835,477	27,165,696
Dilutive effect of restricted stock awards	—	—	—	—
Weighted-average common shares outstanding, diluted	39,890,698	27,165,696	35,835,477	27,165,696